UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

FORM N-Q

APRIL 30, 2008

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited)	April 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 69.6%
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 1.8%
102,250	Yum! Brands Inc.	$4,159,530

Media - 0.9%
53,450	Focus Media Holding Ltd., ADR *	1,971,770

Multiline Retail - 0.9%
36,050	Target Corp.	1,915,337

Textiles, Apparel & Luxury Goods - 1.4%
43,000	V.F. Corp.	3,198,340

	TOTAL CONSUMER DISCRETIONARY	11,244,977

CONSUMER STAPLES - 7.5%
Beverages - 1.9%
63,200	PepsiCo Inc.	4,331,096

Food & Staples Retailing - 1.8%
100,100	CVS Corp.	4,041,037

Food Products - 1.7%
252,550	Darling International Inc. *	3,856,439

Household Products - 2.1%
69,600	Procter & Gamble Co.	4,666,680

	TOTAL CONSUMER STAPLES	16,895,252

ENERGY - 7.8%
Energy Equipment & Services - 3.1%
57,000	FMC Technologies Inc. *	3,830,400
46,629	National-Oilwell Varco Inc. *	3,191,755

	Total Energy Equipment & Services	7,022,155

Oil, Gas & Consumable Fuels - 4.7%
39,950	Apache Corp.	5,380,466
70,281	BP PLC, ADR	5,115,754

	Total Oil, Gas & Consumable Fuels	10,496,220

	TOTAL ENERGY	17,518,375

FINANCIALS - 8.6%
Capital Markets - 2.1%
80,350	T. Rowe Price Group Inc.	4,705,296

Commercial Banks - 1.8%
138,500	Wells Fargo & Co.	4,120,375

Diversified Financial Services - 3.2%
108,650	Bank of America Corp.	4,078,721
46,350	NYSE Euronext	3,063,735

	Total Diversified Financial Services	7,142,456

Insurance - 1.5%
48,200	Arch Capital Group Ltd. *	3,405,330

	TOTAL FINANCIALS	19,373,457

HEALTH CARE - 10.8%
Biotechnology - 3.2%
46,200	Genentech Inc. *	3,150,840
76,550	Gilead Sciences Inc. *	3,962,228

	Total Biotechnology	7,113,068

Health Care Equipment & Supplies - 3.5%
56,700	Covidien Ltd.	2,647,323
56,750	Inverness Medical Innovations Inc. *	2,099,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - 3.5% (continued)
47,600	Stryker Corp.	$3,085,908

	Total Health Care Equipment & Supplies	7,832,981

Health Care Providers & Services - 4.1%
59,600	Aetna Inc.	2,598,560
49,550	Express Scripts Inc. *	3,469,491
47,750	Pediatrix Medical Group Inc. *	3,247,955

	Total Health Care Providers & Services	9,316,006

	TOTAL HEALTH CARE	24,262,055

INDUSTRIALS - 9.2%
Commercial Services & Supplies - 3.6%
142,400	Covanta Holding Corp. *	3,792,112
133,850	Republic Services Inc.	4,255,091

	Total Commercial Services & Supplies	8,047,203

Electrical Equipment - 2.8%
70,750	Emerson Electric Co.	3,697,395
59,450	Suntech Power Holdings Co., Ltd., ADR *	2,659,199

	Total Electrical Equipment	6,356,594

Machinery - 2.8%
55,550	Deere & Co.	4,670,088
36,000	PACCAR Inc.	1,703,520

	Total Machinery	6,373,608

	TOTAL INDUSTRIALS	20,777,405

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.2%
124,050	Cisco Systems Inc. *	3,180,642
68,050	Juniper Networks Inc. *	1,879,541

	Total Communications Equipment	5,060,183

Computers & Peripherals - 0.8%
10,450	Apple Inc. *	1,817,778

Internet Software & Services - 0.9%
3,550	Google Inc., Class A Shares *	2,038,729

IT Services - 1.2%
72,700	Accenture Ltd., Class A Shares	2,729,885

Semiconductors & Semiconductor Equipment - 3.1%
73,900	Broadcom Corp., Class A Shares *	1,918,444
205,100	Marvell Technology Group Ltd. *	2,656,045
38,600	MEMC Electronic Materials Inc. *	2,430,642

	Total Semiconductors & Semiconductor Equipment	7,005,131

Software - 2.9%
87,250	Amdocs Ltd. *	2,737,905
73,900	Microsoft Corp.	2,107,628
77,350	Oracle Corp. *	1,612,747

	Total Software	6,458,280

	TOTAL INFORMATION TECHNOLOGY	25,109,986

MATERIALS - 5.8%
Chemicals - 3.4%
38,349	Air Products & Chemicals Inc.	3,774,692
21,300	Potash Corporation of Saskatchewan Inc.	3,918,135

	Total Chemicals	7,692,827

Construction Materials - 0.3%
6,800	Martin Marietta Materials Inc.	743,784

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

SHARES	SECURITY	VALUE
Metals & Mining - 2.1%
29,480	Cleveland-Cliffs Inc.	$4,728,592

	TOTAL MATERIALS	13,165,203

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
39,850	America Movil SAB de CV, Series L Shares, ADR	2,309,706
49,625	American Tower Corp., Class A Shares *	2,154,718

	TOTAL TELECOMMUNICATION SERVICES	4,464,424

UTILITIES - 1.8%
Electric Utilities - 1.8%
49,050	Exelon Corp.	4,192,794

	TOTAL COMMON STOCKS (Cost - $131,791,134)	157,003,928

FACE AMOUNT
ASSET-BACKED SECURITIES - 0.7%
Automobiles - 0.4%
$341,366	BMW Vehicle Owner Trust, 5.130% due 9/27/10	343,971
	Harley-Davidson Motorcycle Trust:
335,703	2.690% due 4/15/11	335,480
211,029	3.200% due 5/15/12	210,180

	Total Automobiles	889,631

Credit Card - 0.3%
711,000	MBNA Credit Card Master Note Trust, 4.300% due 2/15/11	712,423

	TOTAL ASSET-BACKED SECURITIES (Cost - $1,586,763)	1,602,054

COLLATERALIZED MORTGAGE OBLIGATION - 1.2%
2,590,572	Federal Home Loan Mortgage Corp. (FHLMC), 5.500% due 12/15/18 (Cost - $2,574,971)	2,632,090

CORPORATE BONDS & NOTES - 9.1%
Capital Markets - 1.2%
715,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	730,041
1,000,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10	984,083
1,000,000	Morgan Stanley, Medium-Term Notes, 5.625% due 1/9/12	1,010,827

	Total Capital Markets	2,724,951

Chemicals - 0.3%
600,000	Potash Corp. of Saskatchewan Inc., Notes, 5.875% due 12/1/36	563,656

Commercial Banks - 0.3%
700,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	734,938

Computers & Peripherals - 0.4%
1,000,000	International Business Machines Corp., Medium-Term Notes, 4.375% due 6/1/09	1,012,044

Consumer Finance - 1.3%
1,000,000	American Express Credit Corp., Senior Notes, 5.000% due 12/2/10	1,015,961
2,175,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	1,855,775

	Total Consumer Finance	2,871,736

Diversified Financial Services - 2.1%
1,000,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	1,015,684
1,000,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.000% due 3/22/11	916,218
750,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	777,576

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 2.1% (continued)
$650,000	IBM International Group Capital LLC, 5.050% due 10/22/12	$671,064
700,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	728,379
540,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	631,820

	Total Diversified Financial Services	4,740,741

Diversified Telecommunication Services - 0.5%
1,000,000	Verizon Communications Inc., Senior Notes, 5.350% due 2/15/11	1,028,071

Insurance - 0.3%
675,000	Genworth Financial Inc., Notes, 6.500% due 6/15/34	618,367

Media - 0.7%
600,000	Comcast Corp., Bonds, 5.650% due 6/15/35	536,321
1,000,000	Walt Disney Co., Medium-Term Notes, Global Notes, 5.700% due 7/15/11	1,046,421

	Total Media	1,582,742

Oil, Gas & Consumable Fuels - 0.3%
750,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	770,485

Pharmaceuticals - 1.1%
650,000	Abbott Laboratories, 5.600% due 11/30/17	673,089
850,000	AstraZeneca PLC, 5.400% due 9/15/12	881,471
850,000	Johnson & Johnson, 5.150% due 8/15/12	901,237

	Total Pharmaceuticals	2,455,797

Road & Rail - 0.3%
650,000	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	722,970

Specialty Retail - 0.3%
700,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	696,654

	TOTAL CORPORATE BONDS & NOTES (Cost - $20,680,878)	20,523,152

MORTGAGE-BACKED SECURITIES - 9.1%
FHLMC - 5.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
648,573	6.000% due 9/1/37	664,197
	Gold:
4,778,164	5.000% due 3/1/19-7/1/35	4,772,896
1,446,010	4.500% due 6/1/21	1,431,084
2,642,773	6.000% due 2/1/22-2/1/36	2,709,703
1,156,873	6.500% due 1/1/37	1,199,911
1,118,489	5.500% due 2/1/37	1,126,908

	TOTAL FHLMC	11,904,699

FNMA - 2.9%
	Federal National Mortgage Association (FNMA):
254	6.500% due 3/1/29	265
612,581	4.500% due 2/1/35	584,487
3,726,931	5.500% due 6/1/36-11/1/36	3,752,653
2,164,398	6.000% due 5/1/37-9/1/37	2,215,098

	TOTAL FNMA	6,552,503

GNMA - 0.9%
1,694,327	Government National Mortgage Association (GNMA) I, 5.000% due 12/15/35	1,680,499

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SOCIAL AWARENESS FUND

Schedule of Investments (unaudited) (continued)	April 30, 2008

FACE AMOUNT	SECURITY	VALUE
GNMA - 0.9% (continued)
$322,969	Government National Mortgage Association (GNMA) II, 7.000% due 11/20/36	$341,020

	TOTAL GNMA	2,021,519

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,025,902)	20,478,721

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.7%
U.S. Government Agencies - 5.1%
	Federal National Mortgage Association (FNMA):
303,000	Bonds, 6.625% due 11/15/30	372,647
	Notes:
3,882,000	4.625% due 10/15/13	4,057,583
3,199,000	5.000% due 4/15/15	3,396,222
2,003,000	4.875% due 12/15/16	2,092,107
1,587,000	5.375% due 6/12/17	1,718,438

	Total U.S. Government Agencies	11,636,997

U.S. Government Obligations - 1.6%
1,083,000	U.S. Treasury Bonds, 8.875% due 8/15/17	1,505,286
	U.S. Treasury Notes:
1,520,000	3.375% due 11/30/12	1,543,394
497,000	4.250% due 11/15/14	526,005

	Total U.S. Government Obligations	3,574,685

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $14,458,343)	15,211,682

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $191,117,991)	217,451,627

SHORT-TERM INVESTMENT - 3.6%
Repurchase Agreement - 3.6%
8,037,796	Goldman Sachs & Co. repurchase agreement dated 4/30/08, 1.960% due 5/1/08; Proceeds at maturity - $8,038,234; (Fully collateralized by U.S. government agency obligation, 5.500% due 4/1/36; Market value - $8,234,346) (Cost - $8,037,796)	8,037,796

	TOTAL INVESTMENTS - 100.0% (Cost - $199,155,787#)	225,489,423
	Liabilities in Excess of Other Assets - 0.0%	(8,798)

	TOTAL NET ASSETS - 100.0%	$225,480,625

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	- American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Social Awareness Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective February 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	April 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$225,489,423	$157,003,928	$68,485,495	$0
Other Financial Instruments*	—	—	—	—

Total	$225,489,423	$157,003,928	$68,485,495	$0

*	Other financial instruments include options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,378,375
Gross unrealized depreciation	(7,044,739)

Net unrealized appreciation	$26,333,636

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 20, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: June 20, 2008